Other Income and Expense	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER INCOME AND EXPENSE	OTHER INCOME AND EXPENSE
Other income generally includes gains on insurance recoveries in excess of property damage, gains on asset sales and liability extinguishments, favorable judgments on contingencies, allowance for funds used during construction, and other income from miscellaneous transactions. Other expense generally includes losses on asset sales and dispositions, losses on legal contingencies, and losses from other miscellaneous transactions. The components are summarized as follows (in millions):

	Year Ended December 31,	2022	2021	2020
Other Income	Gain on remeasurement of investment (1)	$22	$—	$—
	Insurance proceeds (2)	12	—	—
	AFUDC (Utilities)	10	8	5
	Liquidated damages under a power sales agreement	10	—	—
	Legal settlements (3)	6	53	—
	Gain on remeasurement to acquisition-date fair value (4)	5	254	—
	Non-service pension income	5	10	—
	Gain on acquired customer contracts	5	—	—
	Gain on remeasurement of contingent consideration (5)	3	28	—
	Gain on sale of assets (6)	—	24	46
	Gain on pension curtailment	—	11	—
	Other	24	22	24
	Total other income	$102	$410	$75

Other Expense	Cost of disposition of business interests (7)	$15	$—	$—
	Loss on sale and disposal of assets	13	14	7
	Legal contingencies and settlements	8	2	15
	Loss on commencement of sales-type leases (8)	5	13	—
	Loss on sale of receivables (9)	—	9	20
	Other	27	22	11
	Total other expense	$68	$60	$53
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(1)Related to the remeasurement of our existing investment in 5B, accounted for using the measurement alternative.
(2)Primarily related to insurance recoveries associated with property damage at TermoAndes.
(3)For the year ended December 31, 2021, primarily related to settlement of legal arbitration at Alto Maipo.
(4)For the year ended December 31, 2021, related to the remeasurement of our existing equity interest in sPower’s development platform as part of the step acquisition to form AES Clean Energy Development. See Note 25—Acquisitions for further information.
(5)For the year ended December 31, 2021, primarily related to the remeasurement of contingent consideration on the Great Cove Solar acquisition at AES Clean Energy. See Note 25—Acquisitions for further information.
(6)For the year ended December 31, 2020, primarily associated with the gain on sale of Redondo Beach land at Southland. See Note 24—Held-for-Sale and Dispositions for further information.
(7)Cost of disposition of a business interest at AES Gilbert due to a fire incident in April 2022, including the recognition of an allowance on the sales-type lease receivable.
(8)Related to losses recognized at commencement of sales-type leases at AES Renewable Holdings. See Note 14—Leases for further information.
(9)Associated with loss on sale of Stabilization Fund receivables at AES Andes. See Note 7—Financing Receivables for further information.